PROPERTY, PLANT AND EQUIPMENT: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, plant and equipment
Property, plant and equipment, at cost	$ 2,743.5	$ 2,538.9
Less accumulated depreciation and amortization	(1,125.0)	(972.0)
Property, plant and equipment, net	1,618.5	1,566.9	1,635.6
Depreciation expense	189.9	179.1	194.0
Property, plant and equipment recorded under capital leases
Property, plant and equipment recorded under capital leases, at cost	56.0	57.3
Accumulated depreciation	(17.4)	(15.5)
Total	38.6	41.8
Minimum payments due under capital leases
2012	5.2
2013	4.8
2014	4.7
2015	4.3
2016	4.3
Thereafter	23.4
Minimum payments due under capital leases	46.7
Less: Amount representing interest	11.3
Minimum payments due under capital leases, net	35.4
Land
Property, plant and equipment
Property, plant and equipment, at cost	142.4	151.7
Buildings and improvements, including land improvements
Property, plant and equipment
Property, plant and equipment, at cost	615.4	590.8
Property, plant and equipment recorded under capital leases
Property, plant and equipment recorded under capital leases, at cost	47.0	48.5
Machinery and equipment
Property, plant and equipment
Property, plant and equipment, at cost	1,618.1	1,480.9
Property, plant and equipment recorded under capital leases
Property, plant and equipment recorded under capital leases, at cost	2.8	2.9
Furniture and fixtures
Property, plant and equipment
Property, plant and equipment, at cost	132.3	120.6
Property, plant and equipment recorded under capital leases
Property, plant and equipment recorded under capital leases, at cost	6.2	5.9
Mining rights
Property, plant and equipment
Property, plant and equipment, at cost	86.3	86.3
Construction-in-progress
Property, plant and equipment
Property, plant and equipment, at cost	$ 149.0	$ 108.6